SUPPLEMENTAL INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 3,384			$ 5,031
Restricted cash	781			772
Trade receivables, net	424			399
Financing receivables, net	18,455			19,167	$ 18,366
Inventories, net	8,116			6,726
Property, plant and equipment, net	5,191			5,901
Investments in unconsolidated subsidiaries and affiliates	635			526
Equipment under operating leases	1,803
Equipment under operating leases				1,774
Goodwill	2,452			2,453
Other intangible assets, net	760			788
Deferred tax assets	1,054			591
Derivative assets	135			98
Other assets	2,321			1,874
Total Assets	45,511			46,100
LIABILITIES AND EQUITY
Debt	23,906			24,445
Trade payables	5,169			5,889
Deferred tax liabilities	131			114
Pension, postretirement and other postemployment benefits	1,374			1,488
Derivative liabilities	132			108
Other liabilities	8,639			8,958
Total Liabilities	39,351			41,002
Total Equity	6,126	$ 5,489	$ 5,391	5,068	$ 4,747	$ 4,579	$ 4,094	$ 4,232
Redeemable noncontrolling interest	34			30
Total Liabilities and Equity	45,511			46,100
Industrial Activities
ASSETS
Cash and cash equivalents	2,956			4,553
Restricted cash	108			0
Trade receivables, net	423			398
Financing receivables, net	1,321			1,253
Inventories, net	7,895			6,510
Property, plant and equipment, net	5,190			5,899
Investments in unconsolidated subsidiaries and affiliates	3,244			3,126
Equipment under operating leases	40
Equipment under operating leases				34
Goodwill	2,300			2,301
Other intangible assets, net	745			774
Deferred tax assets	1,072			635
Derivative assets	81			81
Other assets	2,099			1,707
Total Assets	27,474			27,271
LIABILITIES AND EQUITY
Debt	6,729			6,347
Trade payables	5,133			5,771
Deferred tax liabilities	14			83
Pension, postretirement and other postemployment benefits	1,356			1,470
Derivative liabilities	92			89
Other liabilities	7,990			8,413
Total Liabilities	21,314			22,173
Total Equity	6,126			5,068
Redeemable noncontrolling interest	34			30
Total Liabilities and Equity	27,474			27,271
Financial Services
ASSETS
Cash and cash equivalents	428			478
Restricted cash	673			772
Trade receivables, net	30			34
Financing receivables, net	19,582			20,252
Inventories, net	221			216
Property, plant and equipment, net	1			2
Investments in unconsolidated subsidiaries and affiliates	223			219
Equipment under operating leases	1,763
Equipment under operating leases				1,740
Goodwill	152			152
Other intangible assets, net	15			14
Deferred tax assets	155			175
Derivative assets	62			24
Other assets	313			323
Total Assets	23,618			24,401
LIABILITIES AND EQUITY
Debt	19,625			20,436
Trade payables	83			173
Deferred tax liabilities	290			250
Pension, postretirement and other postemployment benefits	18			18
Derivative liabilities	48			26
Other liabilities	724			681
Total Liabilities	20,788			21,584
Total Equity	2,830			2,817
Redeemable noncontrolling interest	0			0
Total Liabilities and Equity	$ 23,618			$ 24,401